Details of Significant Accounts - Summary of Accounts Receivable (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Trade And Receivables [Line Items]
Accounts receivable, net	$ 9,343	$ 305	$ 8,622
Gross Carrying Amount
Disclosure Of Trade And Receivables [Line Items]
Accounts receivable, net	27,475	898	26,754
Allowance for doubtful accounts
Disclosure Of Trade And Receivables [Line Items]
Accounts receivable, net	$ (18,132)	$ (593)	$ (18,132)